Significant Related Party Transactions (Details) - Schedule of Revenue from Related Parties - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Related Parties [Abstract]
Consulting and management fee revenue				$ 495,048
Kellplant Proprietary Ltd [Member]
Schedule of Related Parties [Abstract]
Consulting and management fee revenue				129,680
Kelltechnology SA Proprietary Ltd [Member]
Schedule of Related Parties [Abstract]
Consulting and management fee revenue				$ 365,368